Share Repurchase Program (Additional Information) (Details) - Share Repurchase Program [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Nov. 30, 2023
Equity, Class of Treasury Stock [Line Items]
Repurchase common shares authorized value				$ 140,000	$ 50,000
Treasury Stock Shares Repurchased	1,467,935	1,554,960	3,572,340
Treasury Stock Shares Repurchased Consideration Value	$ 20,000	$ 13,028	$ 49,998
Average Price Per Treasury Shares	$ 13.62	$ 8.38	$ 14
Available for future repurchases value		$ 42,358